Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Balance, Net Book Value	$ 213,716
— Transferred from advances for vessels under construction	126,646
— Transferred to Vessels held for sale	(25,887)
Depreciation	(3,339)	$ (7,172)
Balance, Net Book Value	277,571
Vessels [Member]
Balance, cost	146,345
Balance, Accumulated Depreciation	(10,053)
Balance, Net Book Value	136,292
— Impairment	(6,644)
— Impairment	5,484
— Impairment	(1,160)
Depreciation	(3,339)
Balance, cost	240,460
Balance, Accumulated Depreciation	(7,908)
Balance, Net Book Value	$ 232,552